FURNITURE AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Furniture And Equipment Details Narrative
Depreciation Expense	$ 763		$ 1,411		$ 60